Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Commitments and Contingent Liabilities

16. COMMITMENTS AND CONTINGENT LIABILITIES

As of March 31, 2011, Ricoh had outstanding contractual commitments for acquisition or construction of property, plant and equipment and other assets aggregating ¥32,791 million ($395,072 thousand).

As of March 31, 2011, Ricoh was also contingently liable for certain guarantees including employees housing loans of ¥72 million ($867 thousand).

Ricoh made rental payments totaling ¥54,347 million, ¥52,350 million and ¥46,718 million ($562,867 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively, under cancelable and non-cancelable operating lease agreements for office space, warehouse, machinery and equipment.

The minimum rental payments required under non-cancelable operating lease that have lease terms in excess of one year as of March 31, 2011 are as follows:

Years ending March 31	Millions of Yen
2012	¥21,363
2013	18,163
2014	14,504
2015	9,725
2016	5,537
2017 and thereafter	7,515

Total	¥76,807

As of March 31, 2011, the Company and certain subsidiaries were parties to litigation involving routine matters, such as patent rights. In the opinion of management, the ultimate liability, if any, resulting from such litigation will not materially affect the consolidated financial position or the results of operations of Ricoh.